Intangible Assets - Turkcell 4.5G License - Additional Information (Detail) - Turkcell 4.5G license [member] ₺ in Thousands, € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2018 TRY (₺)
Disclosure of detailed information about intangible assets [line items]
Amortization period of intangible asset	13 years
Consideration paid for acquiring license | €	€ 1,623,460
Expiration year of intangible asset	2029
Carrying amount of intangible assets | ₺		₺ 3,723,232	₺ 4,125,743